CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (5,075,122)	$ (33,633,793)	$ (258,919,494)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(19,503,275)	(2,533,628)	8,777,439
Other comprehensive income (loss)	(19,503,275)	(2,533,628)	8,777,439
Comprehensive loss	$ (24,578,397)	(36,167,421)	(250,142,055)
Less: comprehensive loss attributable to non-controlling interest		(3,772)	(3,955)
Comprehensive loss attributable to ReneSola Ltd	$ (24,578,397)	$ (36,163,649)	$ (250,138,100)